Item 1: Report to Shareholders

International Equity Index Fund	April 30, 2006

The views and opinions in this report were current as of April 30, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Fellow Shareholders

During the past six months, non-U.S. stocks continued to set a blistering pace compared with their U.S. counterparts. All the regions we invest in delivered excellent returns, including markets in Europe and Japan, as their strong currencies versus the sagging dollar enhanced results for U.S. investors.

The fund returned 22.63% over the six months ended April 30, 2006, versus 23.17% for its benchmark index. Fund results relative to the benchmark primarily reflect the fund’s operating and management expenses, as well as taxes. The fund gives shareholders exposure to international stocks by seeking to match the performance of the FTSE Developed exNorth America Index, a broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries (the index’s performance reflects no operational costs, management fees, or taxes). The index’s major markets include the U.K., Japan, and other developed countries in Europe and the Pacific Rim. It is constructed by sorting the market in each country in the index by industry groups and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in the stocks included in the index in proportion to their weighting.

At the end of April, Europe represented 66.2% of net assets, with Japan and the Pacific Rim representing most of the balance. The U.K. was the largest country allocation followed closely by Japan (see the Geographic Diversification table elsewhere in this report for a breakdown of regional allocations). Financial stocks were the largest sector weighting at 30.4% of assets, followed by consumer discretionary stocks (11.5%), industrials and business services (9.7%), materials (7.9%), and energy (7.7%).

MARKET REVIEW

International markets shrugged off higher energy prices and rising interest rates to generate solid gains over the past six months. After moderating in the fourth quarter of 2005, energy prices have remained persistently high since the beginning of 2006. Although there were no obvious signs of global inflation, the central banks of the world’s three largest economies—the United States, the European Union, and Japan—raised interest rates to slow economic growth to a sustainable, noninflationary level.

Europe benefited from improving economic indicators, a strengthening euro, and increased merger and acquisition activity. Economic growth in France was better than expected, while surveys of the business climate in Germany and Italy showed promising results. Japan’s economic recovery gathered strength, and the equities market there gained ground after shaking off a trading scandal involving a popular Internet company early in the year. The decision by the Bank of Japan to end its five-year policy of monetary easing suggests confidence in Japan’s economic recovery.

Despite strong performance at the end of 2005, growth stocks were unable to maintain their momentum in 2006, and value stocks have performed better so far this year. Among developed markets, the strongest sector was materials followed by industrials, information technology, and financials. Telecommunication services companies were weak, with free cash flow estimates declining as mobile companies were forced into riskier activities. Both the euro and the yen gained against the dollar.

PORTFOLIO HIGHLIGHTS

One of the strongest groups during the past six months was the financials sector, and fund performance benefited from the healthy returns of key European banks, asset managers, and other financial institutions. Key holdings here included Switzerland’s UBS, the U.K.’s HSBC and Royal Bank of Scotland, and Spain’s Banco Santander Central Hispano. Europeans are faced with the prospect of saving for their own retirement just as in the U.S., and this changing dynamic boosted sector returns. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents of the portfolio.)

The story of the year to date would not be complete without discussing energy. The price of a barrel of oil soared above the $70 mark and has remained at or near that rarified level, resulting in record profits for major oil concerns. Fund performance benefited from our holdings in the U.K.’s BP and Royal Dutch Shell, as well as French and Italian oil and gas exploration and development companies Total and Eni, all of which were among the portfolio’s top 25 holdings.

A key theme that emerged during the period was the increase in domestic demand in Japan; previously, strength in the export sector had driven economic growth. This shifting dynamic boosted investor confidence in the durability of Japan’s economic revival, which was reflected in the Japanese equity market’s powerful performance during the past six months. Our major positions there included Toyota Motor and Mitsubishi UFJ Financial, whose performances enhanced portfolio results. As mentioned, telecommunication services stocks did poorly by comparison, and our exposure to that sector, which included Finland’s Nokia, was a major detriment to fund results.

Again, we would like to remind shareholders that it is not the fund’s purpose to attempt to outperform its benchmark, but rather to match its performance by buying stocks held in the index. We should also call shareholders’ attention to the iShares listed among the portfolio’s 25 largest holdings. These shares help us manage cash flows as we strive to achieve the fund’s performance objective by replicating the stocks, sectors, countries, and regions represented in the index along with their respective weightings.

INVESTMENT OUTLOOK

Our outlook for international equities markets remains optimistic. The international economic growth pattern is fairly synchronized and somewhat behind the U.S. cycle, which allows for a greater margin of growth potential. Of greatest concern is the pattern of rising interest rates in most areas, which has the potential to deflect the markets from their upward trajectories. We believe the markets can live with gradual and predictable rate increases, but a sharp upward spike from current levels could trigger a short-term sell-off.

In Europe, recent surveys showing increased business and consumer confidence indicate that consumer demand appears to be gaining momentum, providing an alternative to export-driven growth. Corporate profits and cash flow are strong as companies benefit from restructuring and top-line growth. Companies have been raising dividends and buying back their shares, which should provide additional support. Further consolidation among utilities and financials could attract investor interest. European stocks still seem reasonably priced compared with U.S. equities.

Prospects for Japan appear encouraging despite consolidation earlier in the year. Shortages in the labor market are stimulating wage growth, which is reflected in higher retail sales and stronger credit growth. The recent decision by the Bank of Japan to end its injections of liquidity into the financial system marks another step toward the normalization of monetary policy. Consumer prices have been rising, but as long as interest rates do not go up precipitously, the stock market seems poised to continue rallying as the economy expands.

Overall, except for the concerns we have already addressed, we are optimistic about the prospects for continued gains in international markets.

Respectfully submitted,

E. Frederick Bair
Co-chairman of the fund’s Investment Advisory Committee

Neil Smith
Co-chairman of the fund’s Investment Advisory Committee

May 19, 2006

The committee co-chairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

On May 1, 2006, Neil Smith was named co-chairman of the fund’s Investment Advisory Committee. Mr. Smith is a vice president of T. Rowe Price International, Inc., and head of Non-U.S. Portfolio Modeling. He joined the firm in 1994 and has 11 years of experience in trade management. Prior to joining the firm, he earned his B.S. in Technological Physics at the University of Essex, and his M.B.A. in Management of International Financial Services from the University of London.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies. The index’s major markets include the U.K., Japan, and other developed countries in Europe and the Pacific Rim.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights

For a share outstanding throughout each period

	6 Months Ended 4/30/06**	Year Ended 10/31/05**	10/31/04	10/31/03	10/31/02	11/30/00 Through 10/31/01
NET ASSET VALUE						
Beginning of period	$ 11.26	$ 9.72	$ 8.38	$ 6.68	$ 7.78	$ 10.00
Investment activities						
Net investment income	0.14	0.23	0.14	0.13	0.09	0.10
Net realized and unrealized gain (loss)	2.38	1.47	1.34	1.67	(1.12)	(2.32)
Total from investment activities	2.52	1.70	1.48	1.80	(1.03)	(2.22)
Distributions						
Net investment income	(0.17)	(0.15)	(0.13)	(0.10)	(0.07)	–
Net realized gain	(0.01)	(0.01)	(0.01)	–	–	–
Total distributions	(0.18)	(0.16)	(0.14)	(0.10)	(0.07)	–
NET ASSET VALUE						
End of period	**$ 13.60**	**$ 11.26**	**$ 9.72**	**$ 8.38**	**$ 6.68**	**$ 7.78**

Ratios/Supplemental Data

Total return^	**22.63%**	**17.65%**	**17.86%**	**27.37%**	**(13.38)%**	**(22.20)%**
Ratio of total expenses to average net assets	0.50%†	0.50%	0.50%	0.50%	0.50%	0.50%†
Ratio of net investment income to average net assets	2.23%†	2.12%	1.97%	2.09%	1.59%	1.51%†
Portfolio turnover rate	41.4%†	53.1%√	58.2%	39.4%	49.0%	63.1%†
Net assets, end of period (in thousands)	$ 207,452	$ 140,411	$ 48,340	$ 20,622	$ 12,031	$ 7,502

** Per share amounts calculated using average shares outstanding method.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

† Annualized

√ Excludes the effect of the acquisition of the TD Waterhouse Asian Pacific Index Fund and the TD Waterhouse European Index Fund's assets.

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments †

(Cost and value in $ 000s)

AUSTRALIA 5.4%

Common Stocks 5.4%

	Shares	Value
Adelaide Bank	1,715	17
Adelaide Brighton	3,485	7
Alinta	4,182	36
Alumina	18,661	101
Amcor	14,165	78
AMP (1)	30,018	205
Ansell Limited	2,286	20
APN News & Media (1)	1,884	7
Aristocrat Leisure (1)	7,590	85
Austereo Group	2,945	4
Australand Property Group	5,824	9
Australia & New Zealand Banking (1)	29,433	625
Australian Gas Light	7,338	108
Australian Pharmaceutical Industries	2,767	5
Australian Stock Exchange	1,593	40
Australian Wealth (2)	4,051	8
AWB	4,742	16
AXA Asia Pacific (1)	21,037	101
Babcock & Brown (1)	3,024	42
Bank of Queensland	1,534	18
Bendigo Bank	2,175	23
BHP Billiton (1)	58,128	1,293
Billabong International	2,316	27
BlueScope Steel	11,309	66
Boral	9,431	68
Brambles Industries (1)	15,635	133
Burns, Philip & Company (2)	21,846	16
Caltex Australia	2,173	33
Centro Properties Group	13,030	64
Centro Retail Group, Equity Units	3,732	4
CFS Gandel Retail Trust, Equity Units (1)	24,995	35
Challenger Financial Services	5,805	16
Coca-Cola Amatil (1)	8,974	50
Cochlear	881	35

Coles Myer (1)	19,911	162
Commonwealth Bank of Australia	20,843	744
Commonwealth Property Office (1)	25,987	26
Computershare	9,574	57
Corporate Express Australia	1,439	7
CSL Limited (1)	2,928	128
CSR	14,118	43
DB Rreef Trust (1)	42,890	48
Downer EDI	3,171	21
Envestra	7,523	7
Flight Centre	917	7
Foster's Group	32,341	144
Futuris	11,724	20
Goodman Fielder (2)	21,324	36
GPT Group, Equity Units (1)	32,457	104
Gunns	5,254	13
GWA International	4,308	11
Harvey Norman Holdings	12,281	35
Iluka Resources (1)	4,190	23
Insurance Australia (1)	25,629	110
Investa Property, Equity Units (1)	24,552	40
iShares MSCI Australia (USD)	9,700	213
James Hardie Industries GDR	7,148	51
John Fairfax Holdings (1)	4,506	13
Leighton Holdings (1)	2,078	26
Lend Lease	6,223	67
Lion Nathan	6,452	41
Macquarie Airports, Equity Units	9,905	25
Macquarie Bank (1)	3,707	201
Macquarie Countrywide Trust, Equity Units	18,898	28
Macquarie Goodman	23,371	91
Macquarie Infrastructure, Equity Units	39,840	108
Macquarie Office Trust, Equity Units	28,704	29
Mayne Pharma (2)	9,894	22
Metcash Trading	11,453	40

Minara Resources (1)	4,511	8
Mirvac Group (1)	14,080	45
Multiplex Group	9,739	23
National Australia Bank	25,866	739
Newcrest Mining	5,313	92
Novogen (2)	1,496	4
Nufarm	2,630	22
Oil Search	17,352	57
OneSteel (1)	9,629	29
Orica (1)	5,025	93
Origin Energy (1)	12,246	66
Oxiana	21,235	55
Paperlinx	6,431	16
Patrick	10,781	70
Perpetual Trust Australia	604	32
Promina Group (1)	16,391	71
Publishing & Broadcasting	2,449	35
Qantas Airways	14,655	39
QBE Insurance	12,960	220
Rinker Group	14,769	238
Rio Tinto (1)	5,527	330
Rural Press	1,234	10
Santos	9,501	85
SFE	2,177	27
Sims Group (1)	1,853	27
Smorgon Steel Group	8,443	9
Sonic Healthcare	4,516	51
Southern Cross Broadcasting	1,148	10
SP Ausnet (2)	16,226	16
Spotless Group	3,284	12
St. George Bank	8,670	203
Stockland	22,009	115
Suncorp-Metway	8,909	138
Symbion Health	9,565	25
Tabcorp Holdings	8,375	97
Telstra	35,285	106

Ten Network Holdings	5,925	14
Toll Holdings (1)	5,120	54
Transurban Group (1)	12,835	64
UNiTAB	1,979	22
Wesfarmers	6,060	167
West Australian Newspapers	845	5
Westfield Group	28,178	362
Westpac Bank	28,882	550
Westpac Bank (NZD)	593	11
Woodside Petroleum	8,047	286
Woolworths	18,728	265
Worley Group	3,178	47
Zinifex	7,615	60
		11,258
Preferred Stocks 0.0%		
Rural Press	297	3
		3
Total Australia (Cost $8,193)		11,261

AUSTRIA 0.4%

Common Stocks 0.4%		
Erste Bank der Oesterreich Sparkasse	3,698	224
EVN	190	21
Immofinanz Immobilien Anlage (2)	5,387	59
Immofinanz Immobilien Anlage, Rights (2)	5,387	0
Oest Elektrizitatswirts, Class A	73	35
OMV	2,407	167
Raiffeisen International (2)	687	60
Telekom Austria	6,018	148
Wienerberger (1)	1,190	63
Total Austria (Cost $517)		777

BELGIUM 1.2%

Common Stocks 1.2%

Agfa Gevaert (1)	2,541	52
Almancora	160	22
Belgacom	2,903	95
CNP-Cie Natle A Portefeuille	84	32
Colruyt	241	37
Delhaize (1)	1,520	110
Dexia	13,330	352
Fortis	5,180	194
Fortis, B Shares	15,575	584
Groupe Bruxelles Lambert (1)	1,176	133
InBev (1)	2,924	148
KBC (1)	2,940	341
Mobistar	304	24
RTL Group	215	19
SES Global FDR	3,375	55
SES Global GDR	1,749	28
Solvay	651	76
UCB	1,757	91
Union Miniere	398	64
Total Belgium (Cost $1,826)		2,457

CHINA 0.6%

Common Stocks 0.6%

Beijing Enterprises (HKD)	4,000	9
Brilliance China Automotive (HKD)	34,000	6
China Insurance International (HKD) (2)	6,000	3
China Merchants Holdings (HKD)	18,000	61
China Mobile (HKD)	95,000	553
China Netcom (HKD) (1)	20,000	36
China Overseas Land & Investment (HKD)	50,000	32
China Resources Enterprise (HKD)	18,000	39
China Unicom (HKD)	60,000	51
Citic Pacific (HKD)	18,000	65

CNOOC (HKD)	198,000	160
Cosco Pacific (HKD)	16,000	38
Global Bio-Chem Technology (HKD)	26,000	14
Guangzhou Investment (HKD)	40,000	8
Levono Group (HKD)	48,000	18
Semiconductor Manufacturing (HKD) (2)	74,000	11
Shanghai Industrial (HKD)	14,000	30
TCL International Holdings (HKD)	24,000	4
Tencent Holdings (HKD) (2)	11,000	22
TPV Technology (HKD)	20,000	22
Total China (Cost $850)		1,182

DENMARK 0.7%

Common Stocks 0.7%

A P Moller-Maersk, Series A	11	94
A P Moller-Maersk, Series B	24	206
Carlsberg, Series B	635	43
Coloplast, Series B	504	41
Danisco	816	69
Danske Bank	10,277	409
H. Lundbeck	1,089	25
Jyske (2)	1,179	72
Novo Nordisk, Series B	3,633	236
Novozymes, Series B	894	70
Vestas Wind Systems (2)	2,736	74
William Demant Holding (2)	398	28
Total Denmark (Cost $1,020)		1,367

EUROPE/FAR EAST 1.0%

Common Stocks 1.0%

iShares MSCI EAFE Index Fund (USD)	29,700	2,020
Total Europe/Far East (Cost $1,647)		2,020

FINLAND 1.2%

Common Stocks 1.2%

Fortum	7,008	177
KONE Oyj	1,266	59
Metso Oyi	2,237	89
Neste Oil	2,035	71
Nokia (1)	68,584	1,563
Outokumpu	2,262	55
Sampo	6,883	142
SanomaWSOY Oyj, Series B	623	16
Stora Enso (R Shares)	10,172	159
TietoEnator	1,260	40
UPM-Kymmene	8,353	196
Total Finland (Cost $1,995)		2,567

FOREIGN/EUROPE 0.8%

Common Stocks 0.8%

iShares MSCI EMU (USD)	17,300	1,575
Total Foreign/Europe (Cost $1,450)		1,575

FRANCE 10.1%

Common Stocks 10.1%

Accor (1)	3,316	209
AGF Assurances Generales de France (1)	911	115
Air France	2,407	56
Air Liquide (1)	1,751	379
Alcatel (2)	21,974	317
Alstom (2)	2,205	200
Arcelor	10,176	419
Atos Origin (2)	1,073	81
Autoroutes Du Sud	1,112	72
AXA (1)(2)	30,044	1,103
BIC	583	41
BNP Paribas (1)	14,799	1,399

Bouygues	4,048	221
Cap Gemini (2)	2,105	113
Carrefour (1)(2)	11,413	662
Casino Guichard-Perrachon	584	47
Christian Dior	1,164	123
Ciments Francais	176	30
CNP Assurances	664	72
Compagnie de Saint-Gobain	5,541	416
Credit Agricole (1)	9,612	388
Dassault Systemes	875	47
EADS	5,250	207
Eiffage	277	42
Electricite de France (2)	4,117	241
Essilor International	1,649	165
Eurazeo	401	49
Euronext	1,806	162
France Telecom (1)	31,302	731
Gaz de France (1)(2)	3,158	114
Gecina	187	25
Groupe Danone (1)	4,229	528
Hermes International	445	114
Imerys	493	42
JC Decaux (1)(2)	1,028	31
Klepierre	357	42
L'Oreal	4,990	463
Lafarge (1)	2,818	347
Lagardere (1)	2,273	188
LVMH (1)	5,896	621
Michelin	1,726	125
Natexis Banques Populaires	149	40
Pagesjaunes Groupe (1)(2)	2,156	62
Pernod-Ricard (1)	1,461	283
Peugeot	2,824	186
PPR	1,450	188
Publicis	2,360	98
Renault (1)	3,430	398

Safran	3,280	84
Sanofi-Aventis	16,289	1,537
Schneider	3,630	411
Societe des Autoroutes Paris- Rhin- Rhone	524	41
Societe Generale	6,968	1,065
Sodexho Alliance (1)	1,914	92
STMicroelectronics	10,830	199
Suez (1)	2,156	85
Suez Lyonnaise des Eaux	18,248	718
Suez Strip (2)	2,156	—
Technip	1,546	98
Television Francaise (1)	2,587	86
Thales	1,063	46
THOMSON Multimedia (1)	4,386	91
Total	9,853	2,726
Unibail	728	127
Valeo	1,198	51
Veolia Environnement (1)	6,482	388
Vinci (1)	3,748	373
Vivendi Universal (1)	18,466	675
Wendel Investissement	417	52
Total France (Cost $15,770)		20,947

GERMANY 7.1%

Common Stocks 6.9%

Adidas-Salomon	810	171
Allianz (1)	6,372	1,067
Altana AG (1)	1,046	67
AMB Generali Holding	135	17
BASF (2)	8,266	709
Bayer AG (1)	11,721	542
Bayerische Motoren Werke	4,993	272
Beiersdorf	260	39
Celesio	666	63
Commerzbank	10,541	437

Continental (1)	2,335	278
DaimlerChrysler (1)	16,333	896
DEPFA Bank	5,666	107
Deutsche Bank (1)	8,517	1,046
Deutsche Boerse	1,700	246
Deutsche Post	14,291	381
Deutsche Post CDI (GBP) (2)	1,158	31
Deutsche Postbank (1)	1,014	78
Deutsche Telekom (1)(2)	50,528	913
E.ON AG (1)(2)	11,106	1,353
Fraport	563	43
Fresenius (1)	38	6
Fresenius Medical Care	1,121	135
Hannover Rueckversicherung	932	35
Heidelberger Druckmaschinen (1)	960	48
Heidelberger Zement	356	44
Henkel (1)	513	57
Hypo Real Estate Holding (1)	2,152	150
Infineon Technologies (2)	11,560	141
Karstadtquelle (1)(2)	1,256	38
Lanxess (2)	1,309	54
Linde (1)	1,388	124
Lufthansa	3,410	63
Man AG	2,263	172
Merck (2)	228	24
METRO	2,506	142
MLP	1,308	32
Munich Re (1)	3,651	518
Puma (1)	203	82
RWE	6,300	546
SAP	3,801	831
Schering	3,114	335
Siemens	14,319	1,356
Suedzucker	1,064	29
T-Online International (2)	2,271	22
ThyssenKrupp	6,193	204

TUI (1)	3,713	79
Volkswagen (1)(2)	3,667	283
		14,306

Preferred Stocks 0.2%

Fresenius	520	90
Henkel (1)	1,114	134
Porsche	135	135
Volkswagen (2)	1,282	71
		430
Total Germany (Cost $10,915)		14,736

GIBRALTAR 0.0%

Common Stocks 0.0%

PartyGaming (GBP)	19,259	53
Total Gibraltar (Cost $39)		53

GREECE 0.6%

Common Stocks 0.6%

Alpha Bank	4,674	177
Bank of Piraeus (2)	3,448	109
Coca-Cola Hellenic Bottling	1,545	51
Commercial Bank of Greece	1,594	54
Cosmote Mobile Communication	2,138	52
EFG Eurobank Ergasias	3,844	153
Hellenic Petroleum	1,889	29
Hellenic Telecommunications (2)	5,913	132
National Bank of Greece	5,402	268
OPAP	3,840	142
Public Power	1,862	48
Titan Cement	916	47
Total Greece (Cost $874)		1,262

HONG KONG 2.2%

Common Stocks 2.2%

Asia Aluminum Holdings (2)	34,000	6
Asia Satellite Telecom	2,000	3
ASM Pacific Technology (1)	3,000	17
Bank of East Asia	24,200	101
BOC Hong Kong	68,000	140
Cafe De Coral Holdings	6,000	9
Cathay Pacific Airways (1)	22,000	39
Chaoda Modern Agriculture (1)	16,100	11
Cheung Kong Holdings	28,000	316
Cheung Kong Infrastructure	7,000	23
China Everbright (1)(2)	14,000	8
China National Aviation	20,000	5
China Resources Power Holdings	16,000	12
China State Construction (2)	1,444	1
China Travel International Investment	38,000	11
Chinese Estates Holdings	12,000	16
CITIC International Financial Holdings	26,000	15
CLP Holdings	29,400	171
CNPC Hong Kong	40,000	24
COFCO International	12,000	7
Dah Sing Banking Group	2,400	5
Dah Sing Financial	2,000	16
Denway Motors	90,000	37
Esprit Holdings	14,500	116
First Pacific	36,000	15
Fountain Set	8,000	3
Foxconn International (2)	34,000	73
Fubon Bank	2,000	1
Galaxy Entertainment (2)	20,000	18
Giordano International	24,000	14
Great Eagle Holdings	5,000	18
Guangdong Investment	28,000	12
Guoco Group	2,000	25

Hang Lung Group	15,000	36
Hang Lung Properties	30,000	60
Hang Seng Bank	12,300	159
Henderson Investment	18,000	32
Henderson Land Development (1)	12,000	71
Hengan International Group (1)	12,000	20
Hong Kong & China Gas	67,830	162
Hong Kong & Shanghai Hotels	9,500	11
Hong Kong Aircraft Engineering	1,200	12
Hong Kong Electric	26,000	128
Hong Kong Exchanges	18,000	130
Hong Kong Land Holdings (USD)	30,000	118
Hopewell Highway Infrastructure (1)	14,000	11
Hopewell Holdings	14,000	41
Hutchison Harbour Ring	32,000	3
Hutchison Telecommunications (2)	23,000	41
Hutchison Whampoa	51,000	502
Hysan Development	12,000	35
i-Cable Communication	2,200	1
Industrial & Commercial Bank of China	6,000	9
iShares MSCI Hong Kong Index (USD)	9,000	129
Jardine Matheson (USD)	4,800	87
Jardine Strategic (USD)	5,000	57
Johnson Electric	37,500	32
Kerry Properties	7,000	25
Kingboard Chemical Holdings	8,500	22
Lee & Man Paper Manufacturing	4,000	6
Li & Fung	36,000	85
Link, REIT (2)	34,500	76
Liu Chong Hing Bank	2,000	4
Mandarin Oriental (USD)	6,000	7
MTR	25,500	68
New World Development	43,000	77
Next Media	8,000	4
Orient Overseas International (1)	4,200	16
Oriental Press Group (1)	14,000	3

PCCW	78,200	52
Public Financial Holdings	4,000	3
SCMP Group	16,000	6
Shangri-La Asia	20,000	35
Shenzhen International Holdings (2)	137,500	6
Shenzhen Investment	18,000	5
Shun Tak Holdings	24,000	31
Sino Land (1)	34,000	57
Smartone Telecommunications	4,000	4
Sun Hung Kai Properties	29,000	331
Swire Pacific, Series A	16,000	164
Swire Pacific, Series B	12,500	24
Techtronic Industries	22,500	38
Television Broadcasts	5,000	31
Texwinca Holdings	8,000	6
Tingyi (Cayman Island)	34,000	22
Wharf	20,000	80
Wheelock	12,000	22
Wing Hang Bank	3,500	33
Wing Lung Bank	1,800	17
Yue Yuen Industrial	8,000	23
Total Hong Kong (Cost $3,644)		4,558

IRELAND 0.7%

Common Stocks 0.7%

Allied Irish Banks	13,948	337
Anglo Irish Bank	10,810	178
Bank of Ireland	15,520	291
CRH	8,501	313
Elan (2)	6,350	94
Irish Life & Permanent	4,319	110
Kerry Group	2,249	56
Total Ireland (Cost $1,070)		1,379

ITALY 4.1%

Common Stocks 4.1%

AEM (1)	13,917	30
Alleanza Assicurazioni (1)	6,792	83
Assicurazioni Generali	20,467	768
Autogrill (1)	1,967	32
Autostrade (1)	4,588	141
Banca Antonveneta	4,773	159
Banca Carige	7,422	36
Banca Fideuram	4,548	27
Banca Intesa (1)	72,021	427
Banca Lombarda	5,149	90
Banca Monte dei Paschi Siena (1)	19,648	116
Banca Nazionale del Lavoro (2)	36,909	136
Banca Popol Emilia Romagna	1,181	71
Banca Popolare Italiana	7,739	82
Banche Poplari Unite Scrl	5,497	139
Banco Popolare de Milano	6,661	84
Banco Popolare di Verona	5,939	167
Benetton Group (1)	1,307	20
Bulgari (1)	2,288	28
Capitalia (1)	31,130	270
Enel	74,014	640
Eni S.p.A.	48,160	1,471
Fiat (1)(2)	13,094	184
Finmeccanica	5,052	121
Fondiaria – Sai S.p.A. (1)	1,579	62
Gruppo Editoriale L'espresso (1)	3,329	18
Ifil	8,024	49
Italcementi S.p.A.	1,120	30
Italcementi S.p.A.-RNC	2,136	38
Luxottica	2,203	66
Mediaset	14,218	180
Mediobanca	6,388	139
Mediolanum	3,363	27

Pirelli & Co.	60,083	59
RCS MediaGroup (1)	8,565	48
Riunione Adriatica	3,228	87
Saipem	5,292	132
San Paolo IMI	17,756	334
Seat Pagine Gialle (1)(2)	62,745	30
Snam Rete Gas	15,688	70
Telecom Italia (1)	240,507	674
Telecom Italia-RNC (1)	67,375	169
Terna	24,074	66
UniCredito	124,809	941
Unipol (1)	811	3
		8,544

Preferred Stocks 0.0%

Unipol	20,970	62
		62

Total Italy (Cost $6,918)		8,606

JAPAN 23.4%

Common Stocks 23.4%

ABC Mart	400	9
ACOM	1,240	72
Advantest (1)	1,100	127
Aeon Credit Service	1,200	33
Aeon Mall	200	10
Aichi Steel	2,000	17
AIFUL (1)	900	54
Aioi Insurance	9,000	65
Aisin Seiki (1)	2,400	90
Ajinomoto	8,000	100
Alfresa Holdings	500	31
All Nippon Airways	11,000	41
Alps Electric (1)	2,100	37
Amada	5,000	55

Anritsu (1)	2,000	13
Aoyama Trading	800	27
Arisawa (1)	400	10
Asahi Breweries (1)	6,000	86
Asahi Glass (1)	14,000	198
Asahi Kasei	17,000	126
Asatsu	600	21
Askul (1)	300	8
Astellas Pharma	6,936	290
Autobacs Seven	500	24
AWA Bank	3,000	19
Bank of Fukuoka (1)	8,000	69
Bank of Kyoto	4,000	46
Bank of Nagoya	3,000	22
Benesse	1,300	47
Bosch	3,000	14
Bridgestone	10,000	244
Brother Industries	4,000	45
Calsonic Kansei	1,000	8
Canon	14,300	1,095
Canon Sales	1,000	23
Casio Computer (1)	3,300	62
Central Glass (1)	3,000	18
Central Japan Railway	27	278
Chiba Bank (1)	10,000	91
Chiyoda (1)	2,000	45
Chubu Electric	8,900	234
Chugai Pharmaceutical (1)	3,700	80
Chugoku Bank (1)	3,000	47
Chugoku Electric Power (1)	4,500	94
Circle K Sunkus (1)	700	17
Citizen Watch	4,800	47
Coca-Cola West Japan	600	15
Cosmo Oil	8,000	46
Credit Saison	2,900	152
CSK (1)	900	43

Dai Nippon Printing	9,000	161
Daicel Chemical Industries	4,000	34
Daido Steel	5,000	46
Daiei (1)(2)	650	19
Daihatsu Motor (1)	3,000	32
Daiichi Sankyo (2)	9,300	240
Daikin Industries (1)	3,200	112
Daimaru	4,000	58
Dainippon Ink & Chemicals	12,000	48
Dainippon Pharma (1)	2,000	24
Dainippon Screen (1)	3,000	31
Daishi Bank	4,000	19
Daito Trust Construction	1,600	83
Daiwa House	7,000	119
Daiwa Securities Group (1)	21,000	291
Denki Kagaku Kogyo	8,000	37
Denso	7,100	279
Dentsu (1)	22	77
Diamond Lease (1)	300	16
Disco Corporation	300	19
Don Quijote (1)	200	17
Dowa Mining (1)	5,000	57
East Japan Railway	48	375
Ebara (1)	5,000	29
Eisai	3,600	165
Electric Power (1)	2,700	104
Elpida Memory (1)(2)	800	37
ENIX Corporation	700	17
Ezaki Glico	2,000	21
FamilyMart (1)	1,100	32
Fanuc	2,900	274
Fast Retailing (1)	800	76
Fuji	6,200	211
Fuji Electric Holdings	9,000	52
Fuji Fire & Marine Insurance (1)	2,000	9
Fuji Heavy Industries	9,000	56

Fuji Soft	600	19
Fuji Television Network	4	10
Fujikura	6,000	69
Fujitsu Limited	25,000	209
Fukui Bank	3,000	12
Fukuyama Transporting	2,000	8
Funai Electric	200	21
Furukawa Electric (1)	8,000	64
Futaba	500	14
GMO Internet	400	7
Goodwill Group	21	18
Gulliver	70	9
Gunma Bank	6,000	46
Gunze (1)	3,000	21
Hachijuni Bank	6,000	49
Hakuhodo Dy Holdings	400	38
Hamamatsu Photonics (1)	800	25
Hankyu Department Stores (1)	2,000	18
Hankyu Holdings (1)	16,000	95
Hanshin Electric Railway (1)	5,000	43
Heiwa	700	11
HIGO Bank (1)	3,000	24
Hikari Tsushin	300	19
Hino Motors (1)	4,000	24
Hirose Electric	500	73
Hiroshima Bank	8,000	51
Hisamitsu Pharmaceutical (1)	700	22
Hitachi	40,000	298
Hitachi Cable	4,000	22
Hitachi Capital (1)	500	10
Hitachi Chemical	1,600	47
Hitachi Construction Machinery	1,500	41
Hitachi High-Technologies (1)	600	18
Hitachi Information Systems	300	7
Hitachi Maxell (1)	500	8
Hitachi Metals	2,000	22

Hitachi Software Engineering (1)	300	6
Hokkaido Electric Power	2,500	56
Hokkoku Bank	4,000	19
Hokugin Financial Group (1)	15,000	61
Hokuriku Electric	2,700	61
Honda	11,100	789
House Foods (1)	900	15
HOYA	5,100	207
Hyakugo Bank	3,000	20
Hyakujushi Bank	4,000	27
Ibiden (1)	1,800	86
Inpex Holdings (2)	13	119
Invoice	141	6
Isetan (1)	2,600	53
iShares MSCI Japan (USD)	60,300	892
Ishikawajima-Harima	15,000	54
Isuzu Motors (1)	14,000	51
ITO EN	1,100	40
ITOCHU	19,000	173
ITOCHU Techno-Science	500	20
Iyo Bank	4,000	42
Izumi (1)	500	20
JAFCO	500	33
Japan Airlines System	10,000	27
Japan Petroleum Exploration	400	29
Japan Tobacco	80	322
JFE Holdings (1)	6,975	271
JGC (1)	3,000	53
Joyo	10,000	67
JS Group	4,000	89
JSAT	1	3
JSR (1)	3,000	93
Jtekt	2,000	43
Juroku Bank (1)	4,000	27
JUSCO	8,700	217
Kabu.com	6	14

Kagoshima Bank (1)	3,000	24
Kajima	12,000	68
Kamigumi (1)	4,000	32
Kandenko 1942	1,000	8
Kaneka	3,000	34
Kansai Electric	11,600	272
Kansai Paint (1)	5,000	49
Kao	9,000	242
Katokichi	1,800	14
Kawasaki Heavy Industries (1)	17,000	62
Kawasaki Kisen Kaisha (1)	8,000	50
KDDI	53	327
Keihin Electric Express Railway (1)	6,000	49
Keio (1)	7,000	49
Keisei Electric Railway	4,000	27
Keiyo Bank	2,000	13
Keyence (1)	600	158
Kikkoman (1)	2,000	24
Kinden	3,000	28
Kintetsu (1)	20,000	75
Kirin Beverage	300	8
Kirin Brewery (1)	12,000	178
Kissei Pharmaceutical	1,000	19
Kobayashi Pharmaceutical (1)	300	11
Kobe Steel (1)	38,000	129
Koei	300	6
Koito Manufacturing (1)	1,000	14
Kokuyo (1)	1,600	27
Komatsu	16,000	342
Komeri	600	20
Konami	1,700	44
Konica Minolta Holdings (2)	6,000	79
Kose	400	15
Kubota	10,000	113
Kuraray	6,000	74
Kuraya	2,900	54

Kurita Water Industries	1,500	31
Kyocera	3,000	280
Kyorin (1)	1,000	12
Kyowa Hakko Kogyo	5,000	35
Kyushu Electric Power (1)	5,700	133
Lawson (1)	1,200	46
Leopalace21 (1)	1,700	66
Lion Corporation	4,000	26
Mabuchi Motor (1)	600	34
Makita	1,700	50
Marubeni	17,000	98
Marui	4,400	85
Maruichi Steel Tube	2,000	49
Matsui Securities (1)	1,600	21
Matsumotokiyoshi (1)	600	17
Matsushita Electric Industries	39,865	964
Matsushita Electric Works	3,671	45
Mazda Motor (1)	10,000	65
Meiji Dairies (1)	4,000	25
Meiji Seika Kaisha (1)	5,000	26
Meitec	600	20
Millea	21	419
Minebea	6,000	39
Misawa Homes (2)	500	26
Misumi (1)	600	13
Mitsubishi	20,200	489
Mitsubishi Chemical	21,000	133
Mitsubishi Electric	26,000	226
Mitsubishi Estate	16,000	350
Mitsubishi Gas Chemical	6,000	80
Mitsubishi Heavy Industries	54,000	268
Mitsubishi Logistics (1)	2,000	30
Mitsubishi Materials	13,000	70
Mitsubishi Motors (1)(2)	63,000	138
Mitsubishi Rayon	7,000	65
Mitsubishi UFJ Financial	163	2,563

Mitsubishi UFJ Securities	5,000	79
Mitsui	21,000	318
Mitsui Chemicals (1)	9,000	65
Mitsui Engineering & Shipbuilding (1)	10,000	32
Mitsui Fudosan	14,000	314
Mitsui Mining & Smelting	9,000	63
Mitsui OSK Lines	14,000	100
Mitsui Sumitomo Insurance	24,000	324
Mitsui Trust Holdings	10,000	138
Mitsukoshi	6,000	35
Mitsumi Electric (1)	1,100	15
Mizuho Financial Group	144	1,229
Mizuho Investors	6,000	19
Mizuho Trust & Banking (1)	24,000	74
Mochida Pharmaceutical	2,000	19
Murata Manufacturing	3,600	262
Musashino Bank (1)	400	24
Nagoya Railroad	10,000	37
Namco Bandai (1)	3,000	43
Nanto Bank	5,000	29
NEC (1)	24,000	168
NEC Electronics (2)	400	15
NEC Fielding	300	5
Neomax	1,000	29
Net One Systems (1)	6	13
NGK Insulators	4,000	57
NGK Spark Plug (1)	2,000	44
NHK Spring	3,000	35
Nichicon	1,100	14
Nichii Gakkan (1)	200	5
Nichirei (1)	4,000	20
Nidec (1)	900	69
Nidec Copal	300	4
Nidec Sankyo	2,000	25
Nikko Cordial	12,000	194
Nikon (1)	4,000	79

Nintendo	1,700	254
Nippon Electric Glass	3,000	68
Nippon Express (1)	12,000	63
Nippon Kayaku	2,000	18
Nippon Light Metal (1)	6,000	17
Nippon Meat Packer (1)	3,000	36
Nippon Mining	10,000	93
Nippon Oil	17,000	135
Nippon Paint	3,000	15
Nippon Paper Group (1)	13	56
Nippon Sheet Glass (1)	5,000	30
Nippon Shokubai (1)	2,000	25
Nippon Steel	82,000	303
Nippon Telegraph & Telephone	84	377
Nippon Television Network	70	11
Nippon Yusen	14,000	86
Nipponkoa Insurance	10,000	89
Nipro	1,000	17
Nishi-Nippon Bank (1)	8,000	41
Nishi-Nippon Railroad (1)	5,000	19
Nishimatsu Corporation (1)	3,000	13
Nissan	36,300	478
Nissan Chemical Industries (1)	3,000	51
Nissay Dowa General (1)	3,000	20
Nisshin Seifun Group	3,000	32
Nisshin Steel (1)	12,000	42
Nisshinbo Industries	2,000	23
Nissin Food Products (1)	1,500	48
Nitori (1)	600	32
Nitto Denko	2,100	176
NOK (1)	2,000	61
Nomura Research Institute	500	62
Nomura Securities	31,600	715
Noritsu Koki	200	4
NS Solutions	200	5
NSK	6,000	54

NTN (1)	6,000	50
NTT Data	17	79
NTT DoCoMo (1)	302	451
NTT Urban Development (1)	4	33
Obayashi (1)	9,000	69
Obic	70	14
Obic Business Consultants	50	3
Odakyu Electric Railway	9,000	57
Ogaki Kyoritsu Bank	4,000	22
Oji Paper	12,000	72
Oki Electric (1)	7,000	22
Olympus Optical (1)	3,000	86
OMC Card (1)	1,000	16
Omron	4,000	112
Ono Pharmaceutical (1)	1,400	70
Onward Kashiyama (1)	2,000	34
Oracle Japan	400	20
Orient	6,000	21
Oriental Land (1)	600	36
ORIX	1,450	436
Osaka Gas	27,000	101
Otsuka (1)	200	24
Panahome	1,000	10
Park24 (1)	900	33
Pasona	2	5
Pioneer (1)	2,200	39
Plenus (1)	200	7
Privee Zurich Turnaround	5,000	9
Promise (1)	1,500	93
Q.P. (1)	1,800	19
Resona Holdings (1)	73	249
Ricoh	9,000	179
Rinnai	600	17
Rohm Company	1,900	202
Ryohin Keikaku	400	36
Ryoshoku	200	6

Sagami Railway	5,000	18
San-in Godo Bank	2,000	20
Sanken Electric (1)	2,000	30
Sankyo-Gunma	800	57
Santen Pharmaceutical (1)	1,000	25
Sanyo Chemical	1,000	9
Sanyo Electric (2)	22,000	58
Sanyo Shinpan Finance (1)	230	14
Sapporo (1)	4,000	21
Sapporo Hokuyo Holdings	5	56
SBI Holdings	141	72
Secom	3,000	164
Sega Sammy Holdings	2,140	85
Seibu Holdings (2)	1,000	5
Seiko Epson	2,300	73
Seino Holdings	2,000	22
Seiyu (1)(2)	7,000	17
Sekisui Chemical (1)	6,000	52
Sekisui House (1)	9,000	139
Seven & I	8,700	337
SFCG (1)	90	21
Sharp	13,000	228
Shiga Bank (1)	3,000	22
Shikoku	3,000	65
Shikoku Bank	3,000	15
Shima Seiki	400	10
Shimachu	800	22
Shimadzu (1)	4,000	27
Shimamura (1)	300	37
Shimano	1,500	49
Shimizu	10,000	69
Shin-Etsu Chemical	5,200	301
Shinko Electric (1)	900	25
Shinko Securities	9,000	48
Shinsei Bank	22,000	154
Shionogi (1)	4,000	68

Shiseido (1)	5,000	97
Shizuoka Bank (1)	8,000	85
Showa Denko (1)	14,000	62
Showa Shell Sekiyu (1)	1,800	22
Sky Perfect Communications	7	5
Skylark (1)	1,400	26
SMBC Friend Securities	2,000	18
SMC	900	137
Softbank (1)	8,500	219
Sohgo Security Services (1)	800	13
Sompo Japan	12,000	174
Sony	16,000	804
Stanley Electric (1)	2,200	51
Sumisho Computer Systems	1,100	21
Sumisho Lease	300	17
Sumitomo	15,000	225
Sumitomo Bakelite	3,000	28
Sumitomo Chemicals	20,000	175
Sumitomo Electric Industries	9,200	146
Sumitomo Forestry (1)	2,000	20
Sumitomo Heavy Industries	8,000	84
Sumitomo Metal Industries	58,000	245
Sumitomo Metal Mining	9,000	131
Sumitomo Mitsui Financial	89	978
Sumitomo Osaka Cement	7,000	26
Sumitomo Realty & Development (1)	8,000	212
Sumitomo Rubber Industries (1)	2,000	29
Sumitomo Trust & Banking	20,000	213
Suruga Bank	3,000	42
Suzuken	700	25
Suzuki Motor (1)	6,500	159
Sysmex	200	9
T&D Holdings	2,900	223
Taiheiyo Cement (1)	11,000	54
Taisei	12,000	54
Taisho Pharmaceutical	4,000	82

Taiyo Nippon Sanso (1)	5,000	39
Taiyo Yuden (1)	2,000	33
Takara Holdings (1)	3,000	19
Takashimaya (1)	4,000	58
Takeda Chemical Industries	10,700	655
Takefuji	910	59
Tanabe Seiyaku (1)	3,000	35
TDK	1,600	134
Teijin	11,000	75
TEPCO	16,300	419
Terumo (1)	2,500	90
The 77 Bank (1)	4,000	31
The Bank of Yokohama	17,000	133
THK	2,100	69
TIS (1)	500	15
Tobu Railway (1)	10,000	50
Toda (1)	4,000	18
Toho	2,200	43
Toho Gas	7,000	30
Tohoku Electric Power	5,800	134
Tokai Rika	600	16
Tokai Rubber Industries	500	8
Tokuyama (1)	3,000	50
Tokyo Broadcasting System	600	17
Tokyo Electron	2,200	159
Tokyo Gas (1)	33,000	160
Tokyo Seimitsu	500	30
Tokyo Steel	1,800	38
Tokyo Style	1,000	12
Tokyo Tatemono (1)	4,000	46
Tokyu (1)	14,000	99
Tokyu Construction (2)	7,000	13
Tokyu Land (1)	6,000	51
TonenGeneral Sekiyu (1)	4,000	43
Toppan Forms	500	8
Toppan Printing	8,000	107

Toray Industries	17,000	159
Toshiba (1)	39,000	249
Toshiba Tec	2,000	11
Tosoh	7,000	34
TOTO (1)	4,000	42
Toyo Seikan Kaisha (1)	2,500	49
Toyo Suisan Kaisha	2,000	30
Toyobo	8,000	25
Toyoda Gosei	1,200	33
Toyota Auto Body	300	6
Toyota Boshoku	1,200	23
Toyota Industries (1)	2,000	89
Toyota Motor	43,600	2,552
Toyota Tsusho (1)	2,621	66
Trend Micro (1)	1,500	58
TV Asahi	3	8
Ube Industries (1)	11,000	37
UFJ Nicos	3,000	27
ULVAC (1)	500	22
Uni-Charm (1)	600	34
Uniden (1)	1,000	16
UNY (1)	2,000	36
Urban Corp.	2,700	40
USHIO (1)	1,600	37
USS	380	28
Victor Company of Japan (1)	1,000	6
Wacoal (1)	2,000	27
West Japan Railway	24	107
Yahoo Japan	291	170
Yakult Honsha (1)	2,800	73
Yamada Denki	1,500	164
Yamaguchi Bank	2,000	30
Yamaha (1)	2,400	44
Yamaha Motor	2,400	66
Yamato Transport (1)	6,000	120
Yamazaki Baking	3,000	27

NEW ZEALAND 0.1%

Common Stocks 0.1%

Air New Zealand	4,035	3
Auckland International Airport	13,396	17
Contact Energy	4,331	22
Fisher & Paykel Appliances	4,261	13
Fisher & Paykel Healthcare	7,667	21
Fletcher Building	7,198	42
Infratil	3,409	9
Kiwi Income Property Trust, Equity Units	10,901	9
Port of Tauranga	928	3
Sky City Entertainment Group	6,587	23
Sky Network Television	3,784	15
Telecom Corporation of New Zealand (1)	31,362	114
The Warehouse Group	2,276	6
Tower (2)	5,532	9
Vector	4,652	8
Total New Zealand (Cost $289)		314

NORWAY 0.7%

Common Stocks 0.7%

DNB Holdings (1)	15,995	222
Norsk Hydro	3,115	479
Norske Skogsindustrier	2,990	46
Orkla (1)	3,359	177
Statoil ASA	10,544	347
Storebrand ASA (1)(2)	4,177	50
Telenor ASA	13,685	159
Yara International (1)	3,745	60
Total Norway (Cost $893)		1,540

PORTUGAL 0.4%

Common Stocks 0.4%

Banco BPI	9,148	69

Banco Comercial	43,192	132
Banco Espirito Santo, Rights (2)	1,433	2
Banco Espirito Santo, Bonus Rights (1)(2)	1,433	4
Banco Espirito Santo	1,433	21
Brisa-Auto Estradas (1)	6,479	68
Cimpor-Cimentos De Portugal (1)	2,768	19
Electricidade de Portugal (1)	44,013	173
Portugal Telecom	18,038	230
PT Multimedia	1,434	18
Total Portugal (Cost $556)		736

SINGAPORE 0.9%

Common Stocks 0.9%

Allgreen Properties (2)	8,000	8
Bil International	16,500	16
CapitaCommercial Trust, REIT	8,400	10
CapitaLand	22,000	68
Capitamall Trust, REIT	16,000	24
Chartered Semiconductor (2)	16,000	18
City Developments	11,000	70
ComfortDelGro	33,012	34
Creative Technology	900	6
Cycle & Carriage	2,000	14
DBS Group	18,000	203
Fortune, REIT (HKD)	8,000	7
Fraser & Neave	3,000	42
Haw Par	2,307	9
Hotel Properties	2,000	2
iShares MSCI Singapore (USD)	4,600	43
K-Reit Asia, REIT (2)	1,000	1
Keppel	9,000	87
Keppel Land	5,000	15
Mobileone	11,650	16
Neptune Orient Lines	13,000	19

Noble Group	9,400	8
Overseas Union Enterprise	1,000	6
Overseas-Chinese Banking	38,000	163
Pacific Century Regional Developments (2)	14,600	3
Parkway Holdings	9,000	15
People's Food Holdings	7,000	5
Sembcorp	13,520	31
Sembcorp Marine	9,000	17
Singapore Airlines	10,000	90
Singapore Exchange	16,000	43
Singapore Land	3,000	13
Singapore Post	29,000	21
Singapore Press	24,750	67
Singapore Technologies	23,000	45
Singapore Telecommunications	105,000	182
Singapore Telecommunications GDR (AUD)	1,237	2
SMRT	10,000	7
Starhub	34,000	48
Stats ChipPAC (2)	27,000	23
United Industrial	16,000	14
United Overseas Bank	18,520	191
United Overseas Land	5,652	11
Venture	4,000	34
Want Want Holdings (USD) (2)	8,000	12
Wheelock Properties	6,000	6
Wing Tai Holdings	7,000	8
Total Singapore (Cost $1,389)		1,777

SPAIN 3.9%

Common Stocks 3.9%

Abertis Infraestructuras (1)	4,176	110
Acciona	393	68
ACERINOX (1)	4,013	67
ACS Actividades Construccion y Servicios	4,124	171
Altadis	4,163	198

Antena 3 Television (1)	1,375	36
Banco Bilbao Vizcaya Argenta	57,791	1,277
Banco de Sabadell (1)	4,732	173
Banco Espana de Credito (2)	1,241	22
Banco Popular Espanol	14,760	223
Banco Santander Central Hispano	100,785	1,564
Bankinter	1,210	84
Cia Espanola de Petroleos	347	21
Cintra Concesiones De Infraestructure	2,926	40
Corporacion Financiera Alba (1)	498	28
Corporacion Mapfre	1,779	38
Enagas	2,667	59
Endesa (1)	16,572	551
Fomento de Construcciones y Contratas	808	66
Gamesa	2,718	59
Gas Natural (1)	3,462	106
Gestevision Telecino	1,570	40
Groupo Prisa (1)	1,304	24
Grupo Ferrovial (1)	1,084	89
Iberdrola (1)	13,941	454
Industria de Diseno Textil (1)	3,856	157
Metrovacesa	1,180	108
Repsol (1)	19,588	586
Sogecable (1)(2)	826	31
Telefonica (1)	79,538	1,275
Telefonica Moviles	5,357	71
Union Fenosa	3,521	136
Vallehermoso (1)	1,842	64
Zardoya Otis	1,547	45
Total Spain (Cost $5,968)		8,041

SWEDEN 2.4%

Common Stocks 2.4%

Assa-Abloy, Series B (1)	5,495	106
Atlas Copco, Series A (1)	7,050	208

Atlas Copco, Series B	1,185	32
Electrolux, Series B	4,807	144
Fabege (2)	269	5
Foreningssparbanken (1)	6,379	176
Gambro, A Shares	5,060	76
Gambro, B Shares	455	7
Hennes & Mauritz, Series B (2)	4,676	178
Industrivarden, Series A (2)	2,515	85
Industrivarden, Series C (2)	574	18
Investor, Series A	3,415	67
Investor, Series B	8,868	174
iShares MSCI Sweden Index (USD)	4,800	131
LM Ericsson	238,871	850
Modo	929	40
NORDEA	43,458	559
S-E-Banken	10,574	267
Sandvik, Series A (1)	3,818	249
SCA, Series B (1)	3,086	140
Scania, Series B	1,682	78
Scania, Series A	300	14
Securitas, Series B	5,584	116
Skanska	6,405	111
SKF, Series B (1)	6,288	108
SSAB Svenskt Stal, Series A (1)	982	58
SSAB Svenskt Stal, Series B	485	26
SSAB Svenskt Stal, Series A, Rights (2)	982	—
SSAB Svenskt Stal, Series B, Rights (2)	485	—
Svenska Handelsbanken, Series A (1)	10,410	299
Swedish Match (1)	5,152	77
Tele2 AB (1)	6,381	81
TeliaSonera (1)	36,041	224
Volvo, Series A	1,761	87
Volvo, Series B (1)	5,028	253
Total Sweden (Cost $3,600)		5,044

SWITZERLAND 6.4%

Common Stocks 6.4%

Aare-Tessin AG fuer Elektrizitaet Otten	4	7
ABB (2)	33,227	474
Adecco (1)	2,255	140
Baloise Holding, Series R	855	65
Ciba Specialty Chemicals	1,068	65
Cie Financ Richemont, Equity Units, Class A	8,378	434
Clariant	3,559	55
Credit Suisse	18,065	1,134
Givaudan	119	100
Holcim (1)	2,768	232
iShares MSCI Switzerland (USD)	15,500	345
Julius Baer (1)	1,792	172
Keuhne & Nagel	186	67
Lonza International (1)	780	55
Nestle (1)	6,241	1,902
Nobel Biocare	413	102
Novartis	37,472	2,148
Pargesa Holding	594	60
Roche Holding	315	54
Roche Holding - Genusscheine (1)	11,494	1,766
Schindler (Participating Certificates)	590	32
Schindler (Registered Shares)	160	9
Schweizerische Rueckversicherungs	5,166	377
Serono	87	57
Societe Generale de Surveillance (1)	94	93
Straumann Holding	120	29
Swiss Life Holding (2)	502	116
Swiss Reinsurance, Rights (1)(2)	5,166	0
Swisscom (1)	395	132
Syngenta (2)	1,807	252
Synthes Stratec	737	91
The Swatch Group (Bearer shares)	631	113
The Swatch Group (Registered shares) (1)	1,169	43

UBS (1)	17,466	2,068
Zurich Financial Services (1)(2)	2,311	562
Total Switzerland (Cost $9,819)		13,351

THAILAND 0.0%

Common Stocks 0.0%

Total Access Communications (USD) (2)	1,400	5
Total Thailand (Cost $5)		5

UNITED KINGDOM 22.3%

Common Stocks 22.3%

3i Group	8,852	144
Aegis Group	18,103	45
Alliance & Leicester	7,141	146
Alliance Trust	809	55
Alliance UniChem	4,347	70
AMVESCAP	13,136	143
Anglo American	23,826	1,014
Antofagasta	1,266	54
Associated British Foods	6,355	88
Associated British Ports	4,911	65
AstraZeneca	25,453	1,405
Aviva	38,472	561
AWG	2,616	55
BAE Systems	51,525	392
Barclays	104,066	1,299
BBA Group	7,788	37
BG Group	57,060	766
BHP Billiton	39,764	818
BOC Group	8,178	232
Boots Group	7,830	100
BP	326,260	4,021
Bradford Bingley	10,182	90
Brambles	11,588	96

British Airport Authorities	17,277	267
British Airways (2)	10,248	63
British America Tobacco	25,362	648
British Energy (2)	9,102	110
British Land	8,316	190
British Sky Broadcasting	22,095	211
British Telecommunications	135,460	541
Bunzl	5,552	70
Burberry Group	7,749	67
Cable & Wireless	1,326	3
Cadbury Schweppes	33,360	331
Cairn Energy (2)	2,551	108
Capita	10,466	89
Carnival	3,411	169
Centrica	58,231	317
Cobham	17,987	61
Compass Group	34,643	149
Corus Group	71,174	110
Daily Mail & General Trust	4,517	56
Diageo	45,897	757
DSG International	29,319	98
Electrocomponents	6,965	34
Emap	4,118	66
EMI	12,647	65
Enterprise Inns	5,403	92
Foreign & Colonial Investment	16,746	84
Friends Provident	34,332	123
Gallaher Group	10,419	165
GKN	11,471	65
GlaxoSmithKline	93,628	2,654
Group 4 Securicor	20,287	70
Gus	14,054	263
Hammerson	4,570	97
Hanson	11,598	155
Hays	23,883	73
HBOS	61,648	1,081

HSBC	180,914	3,123
ICAP	7,449	71
Imperial Chemical	19,119	124
Imperial Tobacco	11,291	350
InterContinental Hotels	7,008	123
International Power	23,843	129
iShares MSCI United Kingdom (USD)	44,200	948
J Sainsbury	20,491	125
Johnson Matthey	3,524	95
Johnston Press	4,562	40
Kelda Group	5,980	84
Kesa Electricals	8,499	49
Kingfisher	37,593	154
Ladbrokes	9,068	69
Land Securities	7,464	252
Legal & General Group	104,062	263
Liberty International	5,421	113
Lloyds TSB	89,442	869
Logica	18,394	60
Lonmin	2,906	145
Man Group	4,930	227
Marks & Spencer	26,673	284
Misys	8,983	34
Mitchells & Butlers	7,873	71
National Grid	43,650	458
Next	3,959	116
Northern Rock	6,760	131
Old Mutual	65,292	229
Old Mutual Insurance (SEK)	20,747	73
Pearson	12,775	177
Persimmon	4,736	113
Provident Financial	4,080	46
Prudential	39,097	458
Rank Group	10,021	42
Reckitt Benckiser	11,696	426
Reed Elsevier	20,440	203

Rentokil	29,051	85
Reuters	21,615	153
Rexam	8,862	88
Rio Tinto	17,159	943
Rolls-Royce (2)	27,927	242
Rolls-Royce, Class B	1,408,968	3
Royal & Sun	46,740	117
Royal Bank of Scotland	50,927	1,662
Royal Dutch Shell (A Shares) (1)	74,880	2,559
Royal Dutch Shell (B Shares)	33,129	1,184
SABMiller	18,012	380
Sage Group	20,543	94
Schroders	3,381	70
Schroders (Non-Voting Shares)	434	8
Scottish & Newcastle	14,287	132
Scottish & Southern Energy	13,738	282
Scottish Mortgage	4,635	44
Scottish Power	30,028	307
Severn Trent	5,551	117
Shire	7,907	123
Signet	27,857	54
Slough Estates	6,786	76
Smith & Nephew	15,062	124
Smiths Group	9,006	167
Standard Chartered	21,079	559
Tate & Lyle	7,812	79
Tesco	126,003	733
TI Automotive (2)	270	—
Tomkins	13,700	85
Travis Perkins	1,938	56
Trinity Mirror	4,643	46
Unilever	46,814	497
United Business Media	4,465	58
United Utilities	14,020	171
Vodafone	979,043	2,310
Whitbread	4,119	84

William Hill	6,069	70
William Morrison Supermarkets	42,578	144
Witan Investment Trust	4,580	36
Wolseley	9,552	239
WPP Group	20,073	248
Xstrata	7,601	275
Yell Group	11,295	106
Total United Kingdom (Cost $37,317)		46,282

SHORT-TERM INVESTMENTS 0.1%

Money Market Funds 0.1%

T. Rowe Price Reserve Investment Fund, 4.85% (3)(4)	227,703	228
Total Short-Term Investments (Cost $228)		228

SECURITIES LENDING COLLATERAL 23.3%

Money Market Pooled Account 23.3%

Investment in money market pooled account managed by JP Morgan Chase Bank, London, 4.80% (3)	48,293,705	48,294
Total Securities Lending Collateral (Cost $48,294)		48,294

Total Investments in Securities	
123.2% of Net Assets (Cost $206,253)	**$ 255,516**

† Denominated in the currency of the country of incorporation unless otherwise noted
(1) All or a portion of this security is on loan at April 30, 2006 - see Note 2
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated company - see Note 6
AUD Australian Dollar
FDR Fiduciary Depository Receipts
GBP British Pound
GDR Global Depository Receipts
GDS Global Depository Shares
HKD Hong Kong Dollar
NZD New Zealand Dollar
REIT Real Estate Investment Trust
SEK Swedish Krona
USD U.S. Dollar

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

(In thousands except shares and per share amounts)

Assets	
Investments in securities, at value	
Non-affiliated companies (cost $206,026)	$ 255,289
Affiliated companies (cost $227)	227
Total Investments in Securities	255,516
Receivable for shares sold	1,916
Dividends receivable	736
Foreign currency (cost $215)	218
Other assets	76
Total assets	258,462
Liabilities	
Obligation to return securities lending collateral	48,294
Payable for investment securities purchased	1,826
Payable for shares redeemed	158
Due to affiliates	110
Other liabilites	622
Total liabilities	51,010
NET ASSETS	**$ 207,452**
Net Assets Consist of:	
Undistributed net investment income	$ 1,452
Undistributed net realized loss	(1,534)
Net unrealized gain	49,286
Paid-in capital applicable to 15,248,985 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized	158,248
NET ASSETS	**$ 207,452**
NET ASSET VALUE PER SHARE	**$ 13.60**

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Equity Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSE™ International Limited Developed ex North America Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held less than 90 days/3 months to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2006, the value of loaned securities was $45,898,000; aggregate collateral consisted of $48,294,000 in the money market pooled account.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $69,120,000 and $35,457,000, respectively, for the six months ended April 30, 2006.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2006.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2005, the fund had $2,354,000 of unused capital loss carryforwards, of which $900,000 expire in fiscal 2010 and $1,454,000 expire in fiscal 2011; substantially, all of the fund’s capital loss carryforwards at October 31, 2005 end were acquired through mergers and are subject to certain limitations.

At April 30, 2006, the cost of investments for federal income tax purposes was $206,253,000. Net unrealized gain aggregated $49,286,000 at period-end, of which $50,426,000 related to appreciated investments and $1,140,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - ACQUISITION

On July 11, 2005, the T. Rowe Price International Equity Index Fund acquired substantially all of the assets of the TD Waterhouse Asian Pacific Index Fund and the TD Waterhouse European Index Fund (collectively, the acquired funds), pursuant to the Agreement and Plan of Reorganization dated March 23, 2005, and approved by shareholders of the acquired funds on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 1,150,435 shares of the T. Rowe Price International Equity Index Fund (with a value of $12,045,000) for the 1,599,203 shares of the TD Waterhouse Asian Pacific Index Fund outstanding at the merger date; an additional 1,325,916 shares of the T. Rowe Price International Equity Index Fund (with a value of $13,882,000) were exchanged for the 1,526,191 shares of the TD Waterhouse European Index Fund outstanding on July 8, 2005. The aggregate net assets of the acquired funds at that date included $2,072,000 of unrealized appreciation, and $2,525,000 of realized losses carried forward for tax purposes to offset distributable gains realized in the future. Upon merger, the aggregate net assets of the acquired funds were combined with those of the T. Rowe Price International Equity Index Fund, immediately after which, the net assets of the T. Rowe Price International Equity Index Fund totaled $116,941,000.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors’ fees and expenses, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the six months ended April 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $9,000, and the value of shares of the T. Rowe Price Reserve Funds held at April 30, 2006, and October 31, 2005, was $227,000 and $257,000, respectively.

As of April 30, 2006, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 319,726 shares of the fund, representing 2% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 8, 2006, the fund’s Board of Directors unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price International, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the one-, three-, and five-year and since-inception periods as well as the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board was provided with detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that the use of soft dollars as a means of paying for third-party, non-broker research had been eliminated. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds. Because the Manager is currently waiving its fee, the Board was not provided with estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. In this regard, the Board noted that a portion of the advisory fees were being waived. The Board also considered the extent to which economies of scale were being realized by the Manager and concluded that the Manager had not realized any material economies of scale from managing the fund.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s management fee (after waivers) and expense ratio were generally below the median of comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded that, in light of a weighting and balancing of all factors considered, it was in the best interests of the fund to approve the continuation of the Contract including the fees to be charged for services thereunder.

ANNUAL MEETING RESULTS

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 15, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	June 15, 2006